INVESTMENT IN NON-MARKETABLE SECURITIES (Details Narrative)	3 Months Ended	12 Months Ended
	Mar. 31, 2020 USD ($)	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 USD ($) shares	Sep. 30, 2022 USD ($) shares	Dec. 31, 2021 MYR (RM) shares	Mar. 03, 2020	Dec. 31, 2019 USD ($)	Apr. 03, 2019 USD ($) $ / shares shares	Mar. 10, 2019
Investment amount		$ 577,035	$ 66,484	$ 89,001
Ordinary shares authorized | shares		1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Proceeds from investments	$ 70,173		$ 70,173
Phoenix Plus Corporation [Member]
Investment amount		1,500	$ 1,500	$ 1,500				$ 1,500
Shares Issued, Price Per Share | $ / shares								$ 0.0001
Director [Member]
Investment amount		$ 863,592			RM 3,500,000
Mr.How Kok Choong [Member]
Investment amount							$ 730,637
Ordinary shares authorized | shares		2,500,000			2,500,000
Amount due from director	$ 660,464
Common Stock [Member] | Phoenix Plus Corporation [Member]
Shares purchased during period | shares								15,000,000
Phoenix Plus Corporation [Member]
Equity interest percentage								5.00%
Investment amount								$ 1,500
Shares Issued, Price Per Share | $ / shares								$ 0.0001
Phoenix Plus Corporation [Member] | Common Stock [Member]
Shares purchased during period | shares								15,000,000
Sdn Bhd [Member] | Maximum [Member]
Equity interest percentage									20.00%
Sdn Bhd [Member] | Minimum [Member]
Equity interest percentage									17.86%
Sdn Bhd [Member] | Director [Member]
Equity interest percentage		20.00%			20.00%
Unreserved Sdn Bhd [Member]
Equity interest percentage						17.86%